Research and Development Expenses	12 Months Ended
Dec. 31, 2023
Research and Development Expenses
Research and Development Expenses

19.  Research and Development Expenses

Research and development expenses consist of the following:

	For the Year Ended December 31,
	2021	2022	2023
Employee compensation	2,658,158	6,684,971	8,998,415
Design and development expenses	1,572,834	3,276,915	3,019,403
Depreciation and amortization expenses	214,312	333,097	720,737
Rental and related expenses	53,846	193,132	273,493
Travel and entertainment expenses	43,732	111,531	135,891
Others	48,970	236,615	283,460
Total	4,591,852	10,836,261	13,431,399